Provisions, Continuing operations and Discontinued operation (Details) - USD ($) $ in Millions		12 Months Ended
		Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2019
Provisions [Abstract]
Provisions, beginning balances		$ 78.4	$ 92.8
Right-of-use assets				$ 207.2	$ 0.0	[1]
Continuing operations [Abstract]
Acquisitions		0.4	0.7
Additional provision in the period		56.0	76.1
Released		(9.7)	(33.4)
Utilization of provision		(37.5)	(58.6)
Unwinding of discount			1.1
Effects of movements in exchange rates		1.3	(0.3)
Provisions, ending balances		72.2	78.4
Current provisions				49.7	29.3	[1]
Non-current provisions				22.5	49.1	[1]
Provisions		72.2	92.8	72.2	78.4
Revised [Member]
Provisions [Abstract]
Right-of-use assets					253.4
Impact of Adoption of IFRSs [Member]
Provisions [Abstract]
Provisions, beginning balances		61.7
Continuing operations [Abstract]
Provisions, ending balances			61.7
Provisions		61.7	61.7		61.7
Impact of Adoption of IFRSs [Member] | IFRS 16 Leases [Member]
Provisions [Abstract]
Right-of-use assets	[2]				(16.7)
Onerous Contracts and Dilapidations [Member]
Provisions [Abstract]
Provisions, beginning balances		34.2	35.1
Continuing operations [Abstract]
Acquisitions		0.0	0.0
Additional provision in the period		3.2	19.2
Released		(3.1)	(7.4)
Utilization of provision		(1.0)	(13.9)
Unwinding of discount			1.1
Effects of movements in exchange rates		0.3	0.1
Provisions, ending balances		16.9	34.2
Current provisions				5.0	9.5
Non-current provisions				11.9	24.7
Provisions		$ 34.2	35.1	16.9	34.2
Onerous contracts and dilapidations provisions [Abstract]
Term of onerous contracts and dilapidations provision relates is expected to be fully utilized		8 years
Onerous Contracts and Dilapidations [Member] | Impact of Adoption of IFRSs [Member]
Provisions [Abstract]
Provisions, beginning balances		$ 17.5
Continuing operations [Abstract]
Provisions, ending balances			17.5
Provisions		17.5	17.5		17.5
Onerous Contracts and Dilapidations [Member] | Impact of Adoption of IFRSs [Member] | IFRS 16 Leases [Member]
Provisions [Abstract]
Right-of-use assets	[2]				(16.7)
Restructuring [Member]
Provisions [Abstract]
Provisions, beginning balances		36.4	50.7
Continuing operations [Abstract]
Acquisitions		0.4	0.0
Additional provision in the period		34.7	49.4
Released		(5.9)	(19.8)
Utilization of provision		(35.7)	(43.5)
Unwinding of discount			0.0
Effects of movements in exchange rates		0.9	(0.4)
Provisions, ending balances		30.8	36.4
Current provisions				20.2	12.0
Non-current provisions				10.6	24.4
Provisions		36.4	50.7	30.8	36.4
Restructuring [Member] | Impact of Adoption of IFRSs [Member]
Provisions [Abstract]
Provisions, beginning balances		36.4
Continuing operations [Abstract]
Provisions, ending balances			36.4
Provisions		36.4	36.4		36.4
Restructuring [Member] | Impact of Adoption of IFRSs [Member] | IFRS 16 Leases [Member]
Provisions [Abstract]
Right-of-use assets	[2]				0.0
Legal [Member]
Provisions [Abstract]
Provisions, beginning balances		5.7	7.0
Continuing operations [Abstract]
Acquisitions		0.0	0.0
Additional provision in the period		5.4	5.4
Released		(0.7)	(6.2)
Utilization of provision		(0.8)	(0.5)
Unwinding of discount			0.0
Effects of movements in exchange rates		0.1	0.0
Provisions, ending balances		9.7	5.7
Current provisions				9.7	5.7
Non-current provisions				0.0	0.0
Provisions		5.7	7.0	9.7	5.7
Legal [Member] | Impact of Adoption of IFRSs [Member]
Provisions [Abstract]
Provisions, beginning balances		5.7
Continuing operations [Abstract]
Provisions, ending balances			5.7
Provisions		5.7	5.7		5.7
Legal [Member] | Impact of Adoption of IFRSs [Member] | IFRS 16 Leases [Member]
Provisions [Abstract]
Right-of-use assets	[2]				0.0
Other [Member]
Provisions [Abstract]
Provisions, beginning balances		2.1	0.0
Continuing operations [Abstract]
Acquisitions		0.0	0.7
Additional provision in the period		12.7	2.1
Released		0.0	0.0
Utilization of provision		0.0	(0.7)
Unwinding of discount			0.0
Effects of movements in exchange rates		0.0	0.0
Provisions, ending balances		14.8	2.1
Current provisions				14.8	2.1
Non-current provisions				0.0	0.0
Provisions		14.8	0.0	$ 14.8	2.1
Other provisions [Abstract]
Interest on uncertain tax provisions		7.6	2.1
Sales tax provision		2.8	0.0
Provisions for estimated property exposure pertaining to accounts payable		4.4	0.0
Other [Member] | Impact of Adoption of IFRSs [Member]
Provisions [Abstract]
Provisions, beginning balances		2.1
Continuing operations [Abstract]
Provisions, ending balances			2.1
Provisions		$ 2.1	$ 2.1		2.1
Other [Member] | Impact of Adoption of IFRSs [Member] | IFRS 16 Leases [Member]
Provisions [Abstract]
Right-of-use assets	[2]				$ 0.0

[1]	In accordance with the requirements of IFRS 16 "Leases" the comparative amounts have not been restated.
[2]	As described in I Significant Accounting Policies W "Adoption of new and revised International Financial Reporting Standards" onerous lease provisions recognized at October 31, 2019 have been recorded as an impairment against the right-of-use assets recognized on adoption of IFRS 16.